Document and Entity Information	Nov. 06, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 06, 2023
Entity Registrant Name	Digital World Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40779
Entity Tax Identification Number	85-4293042
Entity Address Address Line 1	3109 Grand Ave
Entity Address Address Line 2	#450
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33133
City Area Code	305
Local Phone Number	735-1517
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A is being filed as Amendment No. 1 (this “Amendment”) to the Current Report on Form 8-K of Digital World Acquisition Corp., a Delaware corporation (the “Company”) originally filed with the Securities and Exchange Commission (the “SEC”) on November 20, 2023 (the “Original Filing”). The Amendment is being filed solely to correct the Date of Report on the cover page of the Original Filing. Except as expressly set forth in this Amendment, no other changes have been made to the Original Filing.
Entity Central Index Key	0001849635
Warrant [Member]
Document Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	DWACW
Security Exchange Name	NASDAQ
Class A Common Stock Not Subject to Redemption [Member]
Document Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	DWAC
Security Exchange Name	NASDAQ
Capital Units [Member]
Document Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, and one-half of one Redeemable Warrant
Trading Symbol	DWACU
Security Exchange Name	NASDAQ